Accrued Liabilities (Tables)	9 Months Ended
Sep. 23, 2012
Major Classes of Accrued Liabilities

The major classes of accrued liabilities at December 26, 2010, December 25, 2011, and September 23, 2012 are summarized as follows:

	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 23, 2012
			(unaudited)
Accrued compensation and related benefits	$1,795	$2,500	$3,794
Sales, property, and liquor taxes	1,586	1,787	2,492
Other accruals	858	1,552	2,697
Deferred gift card revenue	660	846	571
Accrued offering expenses	—	763	—
Accrued interest	163	317	31

Total accrued liabilities	$5,062	$7,765	$9,585